Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000218810 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income ETF
Class Name	JPMorgan Equity Premium Income ETF
Trading Symbol	JEPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income ETF	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 36,990,006,438
Holdings Count | Holding	130
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$36,990,006,438
Total number of portfolio holdings	130
Portfolio turnover rate	85%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000229631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Value ETF
Class Name	JPMorgan Active Value ETF
Trading Symbol	JAVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Value ETF	$23	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 2,422,428,811
Holdings Count | Holding	181
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,422,428,811
Total number of portfolio holdings	181
Portfolio turnover rate	40%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000231438 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
Class Name	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
Trading Symbol	JMEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small & Mid Cap Enhanced Equity ETF	$13	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[3]
Net Assets	$ 1,603,042,618
Holdings Count | Holding	606
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,603,042,618
Total number of portfolio holdings	606
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000235594 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Equity Premium Income ETF
Class Name	JPMorgan Nasdaq Equity Premium Income ETF
Trading Symbol	JEPQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Equity Premium Income ETF	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[4]
Net Assets	$ 20,800,336,259
Holdings Count | Holding	103
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$20,800,336,259
Total number of portfolio holdings	103
Portfolio turnover rate	87%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.

C000237212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Growth ETF
Class Name	JPMorgan Active Growth ETF
Trading Symbol	JGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Growth ETF	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[5]
Net Assets	$ 4,306,872,310
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,306,872,310
Total number of portfolio holdings	110
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240858 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Small Cap Value ETF
Class Name	JPMorgan Active Small Cap Value ETF
Trading Symbol	JPSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Small Cap Value ETF	$39	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[6]
Net Assets	$ 19,582,691
Holdings Count | Holding	115
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$19,582,691
Total number of portfolio holdings	115
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000241195 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Focus ETF
Class Name	JPMorgan Equity Focus ETF
Trading Symbol	JPEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Focus ETF	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[7]
Net Assets	$ 1,084,854,864
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,084,854,864
Total number of portfolio holdings	41
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243013 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Tech Leaders ETF
Class Name	JPMorgan U.S. Tech Leaders ETF
Trading Symbol	JTEK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Tech Leaders ETF	$34	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 935,796,542
Holdings Count | Holding	61
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$935,796,542
Total number of portfolio holdings	61
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Large Core ETF
Class Name	JPMorgan Fundamental Data Science Large Core ETF
Trading Symbol	LCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Core ETF	$13	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.30%	[9]
Net Assets	$ 12,623,883
Holdings Count | Holding	89
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$12,623,883
Total number of portfolio holdings	89
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Mid Core ETF
Class Name	JPMorgan Fundamental Data Science Mid Core ETF
Trading Symbol	MCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Mid Core ETF	$15	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.35%	[10]
Net Assets	$ 6,682,594
Holdings Count | Holding	141
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,682,594
Total number of portfolio holdings	141
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Small Core ETF
Class Name	JPMorgan Fundamental Data Science Small Core ETF
Trading Symbol	SCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Small Core ETF	$17	0.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.40%	[11]
Net Assets	$ 6,562,753
Holdings Count | Holding	210
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,562,753
Total number of portfolio holdings	210
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.
[9]	This charge is annualized.
[10]	This charge is annualized.
[11]	This charge is annualized.